Securities (Securities Available for Sale) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Securities Available for Sale, Amortized Cost,Total	$ 155,956,000	$ 151,790,000
Fair Value of AFS Securities, Total	153,824,000	150,488,000
Available-for-sale Securities, Accumulated Gross Unrealized Gain, before Tax, Total	303,000	897,000
AFS, Gross Unrealized Losses, Total	(2,435,000)	(2,199,000)
Obligations of U.S. Government Agencies and Corporations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities Maturing Within One Year	6,000,000
Amortized Cost of AFS Securities Maturing After One Year But Within Five Years	15,000,000	19,495,000
Amortized Cost of AFS Securities Maturing After Five Years But Within Ten Years	13,998,000	17,000,000
Amortized Cost of AFS Securities, Single Maturity Date, Total	34,998,000	36,495,000
Fair Value of AFS Securities Maturing Within One Year	5,969,000
Fair Value of AFS Securities Maturing After One Year But Within Five Years	14,689,000	19,331,000
Fair Value of AFS Securities Maturing After Five Years But Within Ten Years	13,556,000	16,468,000
Fair Value of AFS Securities, Single Maturity Date	34,214,000	35,799,000
Gross Unrealized Gains on AFS Securities Maturing After One Year But Within Five Years		13,000
Gross Unrealized Gains on AFS Securities, Single Maturity Date, Total		13,000
Gross Unrealized Losses on AFS Securities Maturing Within One Year	(31,000)
Gross Unrealized Losses on AFS Securities Maturing After One Year But Within Five Years	(311,000)	(177,000)
Gross Unrealized Losses on AFS Securities Maturing After Five Years But Within Ten Years	(442,000)	(532,000)
Gross Unrealized Losses on AFS Securities, Single Maturity Date, Total	(784,000)	(709,000)
Obligations of State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities Maturing Within One Year	2,521,000	2,819,000
Amortized Cost of AFS Securities Maturing After One Year But Within Five Years	13,959,000	13,268,000
Amortized Cost of AFS Securities Maturing After Five Years But Within Ten Years	8,611,000	10,923,000
Amortized Cost of AFS Securities, Single Maturity Date, Total	25,091,000	27,010,000
Fair Value of AFS Securities Maturing Within One Year	2,516,000	2,820,000
Fair Value of AFS Securities Maturing After One Year But Within Five Years	13,955,000	13,240,000
Fair Value of AFS Securities Maturing After Five Years But Within Ten Years	8,510,000	10,599,000
Fair Value of AFS Securities, Single Maturity Date	24,981,000	26,659,000
Gross Unrealized Gains on AFS Securities Maturing Within One Year		2,000
Gross Unrealized Gains on AFS Securities Maturing After One Year But Within Five Years	50,000	39,000
Gross Unrealized Gains on AFS Securities Maturing After Five Years But Within Ten Years	18,000	16,000
Gross Unrealized Gains on AFS Securities, Single Maturity Date, Total	68,000	57,000
Gross Unrealized Losses on AFS Securities Maturing Within One Year	(5,000)	(1,000)
Gross Unrealized Losses on AFS Securities Maturing After One Year But Within Five Years	(54,000)	(67,000)
Gross Unrealized Losses on AFS Securities Maturing After Five Years But Within Ten Years	(119,000)	(340,000)
Gross Unrealized Losses on AFS Securities, Single Maturity Date, Total	(178,000)	(408,000)
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities Without Single Maturity Date	94,945,000	86,670,000
Fair Value of AFS Securities Without Single Maturity Date	93,510,000	85,702,000
Gross Unrealized Gains on AFS Securities Without Single Maturity Date	38,000	114,000
Gross Unrealized Losses on AFS Securities Without Single Maturity Date	(1,473,000)	(1,082,000)
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of AFS Securities Without Single Maturity Date	922,000	1,615,000
Fair Value of AFS Securities Without Single Maturity Date	1,119,000	2,328,000
Gross Unrealized Gains on AFS Securities Without Single Maturity Date	$ 197,000	$ 713,000